Annual Fund Operating Expenses - Class A C S I T Shares - Janus Henderson Global Allocation Fund - Moderate	Oct. 28, 2020
Class A
Operating Expenses:
Management Fees	0.05%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.68%	[1]
Total Annual Fund Operating Expenses	1.09%
Class C
Operating Expenses:
Management Fees	0.05%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.68%	[1]
Total Annual Fund Operating Expenses	1.89%
Class S
Operating Expenses:
Management Fees	0.05%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.32%
Acquired Fund Fees and Expenses	0.68%	[1]
Total Annual Fund Operating Expenses	1.30%
Class I
Operating Expenses:
Management Fees	0.05%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.68%	[1]
Total Annual Fund Operating Expenses	0.89%
Class T
Operating Expenses:
Management Fees	0.05%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.32%
Acquired Fund Fees and Expenses	0.68%	[1]
Total Annual Fund Operating Expenses	1.05%

[1]	"Acquired Fund" refers to any underlying fund in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund's "Total Annual Fund Operating Expenses" may not correlate to the "Ratio of gross expenses to average net assets" presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.